Other assets and liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other assets and liabilities	Other assets and liabilitiesTrade receivables
Millicom’s trade receivables mainly comprise interconnect receivables from other operators, postpaid mobile and residential cable subscribers, as well as B2B customers. The nominal value of receivables adjusted for impairment approximates the fair value of trade receivables.

	2020	2019
	(US$ millions)
Gross trade receivables	649	636
Less: provisions for expected credit losses	(298)	(265)
Trade receivables, net	351	371
Aging of trade receivables

	Neither past due nor impaired	Past due (net of impairments)
		30–90 days	>90 days	Total
	(US$ millions)
2020:
Telecom operators	15	7	3	25
Own customers	167	65	34	266
Others	34	19	8	60
Total	216	90	45	351
2019:
Telecom operators	23	9	8	40
Own customers	177	63	29	270
Others	40	15	5	60
Total	241	88	43	371
Trade receivables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less provision for expected credit losses. The Group recognizes an allowance for expected credit losses (ECLs) applying a simplified approach in calculating the ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime of ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. The provision for expected credit losses is recognized in the consolidated statement of income within Cost of sales.
Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets, except for those maturing more than 12 months after the end of the reporting period. These are classified within non-current assets. Loans and receivables are carried at amortized cost using the effective interest method. Gains and losses are recognized in the statement of income when the loans and receivables are derecognized or impaired, as well as through the amortization process.Inventories
Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses.
Inventories

	2020	2019
	(US$ millions)
Telephone and equipment	23	18
SIM cards	4	3
IRUs	—	3
Other	10	9
Inventory at December 31,	37	32
Trade payables Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method where the effect of the passage of time is material. From time to time, the Group enters into agreements to extend payment terms with various suppliers, and with factoring companies when such payments are discounted. The corresponding amount pending payment as of December 31, 2020, is recognized in Trade payables for an amount of $46 million (2019: $40 million).Current and non-current provisions and other liabilities Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, if it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Group expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain. The expense relating to any provision is presented in the statement of income net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, risks specific to the liability. Where discounting is used, increases in the provision due to the passage of time are recognized as interest expenses.Current provisions and other liabilities
Current

	2020	2019
	(US$ millions)
Deferred revenue	78	77
Customer deposits	14	14
Current legal provisions	22	36
Tax payables	72	74
Customer and MFS distributor cash balances	186	141
Withholding tax on payments to third parties	6	15
Other provisions	—	3
Other current liabilities(i)	133	113
Total	511	474
(i) Includes $44 million (2019: $38 million) of tax risk liabilities not related to income tax.Non-current provisions and other liabilities
Non-current

	2020	2019
	(US$ millions)
Non-current legal provisions	30	18
Long-term portion of asset retirement obligations	107	96
Long-term portion of deferred income on tower sale and leasebacks recognized under IAS 17	57	68
Long-term employment obligations	67	71
Other non-current liabilities	67	68
Total	328	322
Assets and liabilities related to contract with customers
Contract assets, net

	2020	2019
	(US$ millions)
Long-term portion	6	6
Short-term portion	28	37
Less: provisions for expected credit losses	(2)	(2)
Total	31	41
Contract liabilities

	2020	2019
	(US$ millions)
Long-term portion	2	1
Short-term portion	89	81
Total	90	82
The Group recognized revenue for $82 million in 2020 (2019: $87 million) that was included in the contract liability balance at the beginning of the year.
The transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2020 is $59 million ($59 million is expected to be recognized as revenue in the 2021 financial year and the remaining $1 million in the 2022 financial year or later) (i).
(i) This amount does not consider contracts that have an original expected duration of one year or less, neither contracts in which consideration from a customer corresponds to the value of the entity’s performance obligation to the customer (i.e. billing corresponds to accounting revenue).

Contract costs, net (i)

	2020	2019
	(US$ millions)
Net at January 1	5	4
Contract costs capitalized	1	7
Amortization of contract costs	(1)	(6)
Net at December 31	5	5
(i) Incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that Millicom otherwise would have recognized is one year or less.